Operating Expenses - Schedule of Operating Expenses (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating Expense [Abstract]
Employee expenses	CAD 3,672	CAD 3,394
Premises and equipment	263	250
Capital asset depreciation	97	94
Service fees	799	805
Amortization charge for the year	112	109
Other expenses	1,467	1,348
Total operating expenses	6,410	6,000
Employee Expenses [Abstract]
Salaries, bonus, employee benefits	3,155	2,992
Share-based payments (Note 19)	476	362
Other personnel costs	41	40
Total employee expenses	3,672	CAD 3,394
Restructuring costs	CAD 60